Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Apr. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of the condensed consolidating statements of comprehensive income

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME		Year Ended April 30, 2016
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,155.3	$1,184.5	$8,724.9	$(5,253.5)	$7,811.2
Cost of products sold	2,468.0	1,083.3	6,549.6	(5,257.5)	4,843.4
Gross Profit	687.3	101.2	2,175.3	4.0	2,967.8
Selling, distribution, and administrative expenses and other special project costs	290.9	40.5	1,314.8	—	1,646.2
Amortization	4.2	—	204.2	—	208.4
Other operating (income) expense – net	(25.2)	1.1	(8.0)	—	(32.1)
Operating Income	417.4	59.6	664.3	4.0	1,145.3
Interest (expense) income – net	(172.0)	1.2	(0.3)	—	(171.1)
Other income (expense) – net	9.6	1.2	(70.5)	63.4	3.7
Equity in net earnings of subsidiaries	513.1	138.3	60.8	(712.2)	—
Income Before Income Taxes	768.1	200.3	654.3	(644.8)	977.9
Income taxes	79.4	0.4	209.4	—	289.2
Net Income	$688.7	$199.9	$444.9	$(644.8)	$688.7
Other comprehensive loss, net of tax	(38.6)	(1.7)	(20.7)	22.4	(38.6)
Comprehensive Income	$650.1	$198.2	$424.2	$(622.4)	$650.1
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME		Year Ended April 30, 2015
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,998.0	$1,184.0	$6,622.4	$(5,111.7)	$5,692.7
Cost of products sold	2,457.8	1,080.0	5,301.6	(5,115.4)	3,724.0
Gross Profit	540.2	104.0	1,320.8	3.7	1,968.7
Selling, distribution, and administrative expenses and other special project costs	234.9	53.8	799.2	—	1,087.9
Amortization	4.2	—	106.7	—	110.9
Other operating expense (income) – net	0.3	(2.4)	—	—	(2.1)
Operating Income	300.8	52.6	414.9	3.7	772.0
Interest (expense) income – net	(80.7)	1.2	(0.4)	—	(79.9)
Other debt costs	(173.3)	—	—	—	(173.3)
Other income – net	0.6	0.1	3.5	—	4.2
Equity in net earnings of subsidiaries	312.6	131.4	52.7	(496.7)	—
Income Before Income Taxes	360.0	185.3	470.7	(493.0)	523.0
Income taxes	15.1	0.4	162.6	—	178.1
Net Income	$344.9	$184.9	$308.1	$(493.0)	$344.9
Other comprehensive loss, net of tax	(58.2)	(18.5)	(43.3)	61.8	(58.2)
Comprehensive Income	$286.7	$166.4	$264.8	$(431.2)	$286.7

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME		Year Ended April 30, 2014
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,162.8	$1,278.8	$6,601.3	$(5,432.3)	$5,610.6
Cost of products sold	2,573.6	1,166.0	5,268.5	(5,428.5)	3,579.6
Gross Profit	589.2	112.8	1,332.8	(3.8)	2,031.0
Selling, distribution, and administrative expenses and other special project costs	197.1	47.5	769.8	—	1,014.4
Amortization	4.2	—	94.7	—	98.9
Other operating (income) expense – net	(1.3)	0.9	(0.9)	—	(1.3)
Operating Income	389.2	64.4	469.2	(3.8)	919.0
Interest (expense) income – net	(80.8)	1.2	(1.5)	1.7	(79.4)
Other income (expense) – net	10.8	—	1.0	(1.7)	10.1
Equity in net earnings of subsidiaries	345.1	141.4	64.4	(550.9)	—
Income Before Income Taxes	664.3	207.0	533.1	(554.7)	849.7
Income taxes	99.1	0.4	185.0	—	284.5
Net Income	$565.2	$206.6	$348.1	$(554.7)	$565.2
Other comprehensive income, net of tax	25.0	27.4	6.0	(33.4)	25.0
Comprehensive Income	$590.2	$234.0	$354.1	$(588.1)	$590.2

Summary of the condensed consolidating balance sheets

CONDENSED CONSOLIDATING BALANCE SHEETS		April 30, 2016
The J. M. Smucker Company (Parent)		Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$7.0	$—	$102.8	$—	$109.8
Inventories	—	143.2	752.0	4.2	899.4
Other current assets	497.3	5.9	71.9	(10.9)	564.2
Total Current Assets	504.3	149.1	926.7	(6.7)	1,573.4
Property, Plant, and Equipment – Net	296.3	587.0	744.4	—	1,627.7
Investments in Subsidiaries	15,092.2	4,317.9	331.6	(19,741.7)	—
Intercompany Receivable	—	404.7	1,543.9	(1,948.6)	—
Other Noncurrent Assets
Goodwill	1,494.8	—	4,596.3	—	6,091.1
Other intangible assets – net	428.3	—	6,066.1	—	6,494.4
Other noncurrent assets	57.4	10.4	129.7	—	197.5
Total Other Noncurrent Assets	1,980.5	10.4	10,792.1	—	12,783.0
Total Assets	$17,873.3	$5,469.1	$14,338.7	$(21,697.0)	$15,984.1
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$723.3	$78.9	$421.6	$(10.8)	$1,213.0
Noncurrent Liabilities
Long-term debt	5,146.0	—	—	—	5,146.0
Deferred income taxes	60.7	—	2,169.6	—	2,230.3
Intercompany payable	4,644.7	—	—	(4,644.7)	—
Other noncurrent liabilities	290.1	17.9	78.3	—	386.3
Total Noncurrent Liabilities	10,141.5	17.9	2,247.9	(4,644.7)	7,762.6
Total Liabilities	10,864.8	96.8	2,669.5	(4,655.5)	8,975.6
Total Shareholders’ Equity	7,008.5	5,372.3	11,669.2	(17,041.5)	7,008.5
Total Liabilities and Shareholders’ Equity	$17,873.3	$5,469.1	$14,338.7	$(21,697.0)	$15,984.1

CONDENSED CONSOLIDATING BALANCE SHEETS		April 30, 2015
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$7.1	$—	$118.5	$—	$125.6
Inventories	—	180.3	979.6	3.7	1,163.6
Other current assets	413.8	4.8	288.7	(12.6)	694.7
Total Current Assets	420.9	185.1	1,386.8	(8.9)	1,983.9
Property, Plant, and Equipment – Net	258.0	591.3	829.0	—	1,678.3
Investments in Subsidiaries	14,610.4	4,179.7	272.4	(19,062.5)	—
Intercompany Receivable	—	305.2	133.1	(438.3)	—
Other Noncurrent Assets
Goodwill	1,082.0	—	4,929.6	—	6,011.6
Other intangible assets – net	501.1	—	6,449.2	—	6,950.3
Other noncurrent assets	55.6	10.5	116.1	—	182.2
Total Other Noncurrent Assets	1,638.7	10.5	11,494.9	—	13,144.1
Total Assets	$16,928.0	$5,271.8	$14,116.2	$(19,509.7)	$16,806.3
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$484.0	$82.6	$468.6	$(12.6)	$1,022.6
Noncurrent Liabilities
Long-term debt	5,944.9	—	—	—	5,944.9
Deferred income taxes	93.3	—	2,303.7	—	2,397.0
Intercompany payable	3,080.2	—	—	(3,080.2)	—
Other noncurrent liabilities	238.7	15.2	101.0	—	354.9
Total Noncurrent Liabilities	9,357.1	15.2	2,404.7	(3,080.2)	8,696.8
Total Liabilities	9,841.1	97.8	2,873.3	(3,092.8)	9,719.4
Total Shareholders’ Equity	7,086.9	5,174.0	11,242.9	(16,416.9)	7,086.9
Total Liabilities and Shareholders’ Equity	$16,928.0	$5,271.8	$14,116.2	$(19,509.7)	$16,806.3

Summary of the condensed consolidating statements of cash flows

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS		Year Ended April 30, 2016
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash (Used for) Provided by Operating Activities	$(192.8)	$151.4	$1,499.7	$—	$1,458.3
Investing Activities
Businesses acquired, net of cash acquired	—	—	7.9	—	7.9
Equity investment in affiliate	—	—	(16.0)	—	(16.0)
Additions to property, plant, and equipment	(71.8)	(53.7)	(75.9)	—	(201.4)
Proceeds from divestiture	193.7	—	—	—	193.7
Proceeds from disposal of property, plant, and equipment	3.7	0.1	0.2	—	4.0
(Disbursements of) repayments from intercompany loans	—	(99.4)	(1,465.1)	1,564.5	—
Other – net	(1.2)	1.6	33.1	—	33.5
Net Cash Provided by (Used for) Investing Activities	124.4	(151.4)	(1,515.8)	1,564.5	21.7
Financing Activities
Short-term borrowings– net	58.0	—	—	—	58.0
Repayments of long-term debt	(800.0)	—	—	—	(800.0)
Quarterly dividends paid	(316.6)	—	—	—	(316.6)
Purchase of treasury shares	(441.1)	—	—	—	(441.1)
Intercompany payable	1,564.5	—	—	(1,564.5)	—
Other – net	3.5	—	—	—	3.5
Net Cash Provided by (Used for) Financing Activities	68.3	—	—	(1,564.5)	(1,496.2)
Effect of exchange rate changes on cash	—	—	0.4	—	0.4
Net decrease in cash and cash equivalents	(0.1)	—	(15.7)	—	(15.8)
Cash and cash equivalents at beginning of year	7.1	—	118.5	—	125.6
Cash and Cash Equivalents at End of Year	$7.0	$—	$102.8	$—	$109.8

( )	Denotes use of cash

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS		Year Ended April 30, 2015
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$239.2	$87.8	$406.2	$—	$733.2
Investing Activities
Businesses acquired, net of cash acquired	(1,240.0)	—	(80.5)	—	(1,320.5)
Additions to property, plant, and equipment	(56.3)	(93.3)	(98.1)	—	(247.7)
Proceeds from disposal of property, plant, and equipment	—	1.1	1.5	—	2.6
Equity investments in subsidiaries	(2,715.3)	—	—	2,715.3	—
Repayments from (disbursements of) intercompany loans	—	10.2	(297.5)	287.3	—
Other – net	—	(5.8)	(24.3)	—	(30.1)
Net Cash (Used for) Provided by Investing Activities	(4,011.6)	(87.8)	(498.9)	3,002.6	(1,595.7)
Financing Activities
Short-term repayments – net	(5.3)	—	(17.1)	—	(22.4)
Proceeds from long-term debt	5,382.5	—	—	—	5,382.5
Repayments of long-term debt, including make-whole payments	(1,580.8)	—	(2,613.1)	—	(4,193.9)
Quarterly dividends paid	(254.0)	—	—	—	(254.0)
Purchase of treasury shares	(24.3)	—	—	—	(24.3)
Investments in subsidiaries	—	—	2,715.3	(2,715.3)	—
Intercompany payable	287.3	—	—	(287.3)	—
Other – net	(32.7)	—	8.0	—	(24.7)
Net Cash Provided by (Used For) Financing Activities	3,772.7	—	93.1	(3,002.6)	863.2
Effect of exchange rate changes on cash	—	—	(28.6)	—	(28.6)
Net increase (decrease) in cash and cash equivalents	0.3	—	(28.2)	—	(27.9)
Cash and cash equivalents at beginning of year	6.8	—	146.7	—	153.5
Cash and Cash Equivalents at End of Year	$7.1	$—	$118.5	$—	$125.6

( )	Denotes use of cash

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS		Year Ended April 30, 2014
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$297.8	$168.5	$389.7	$—	$856.0
Investing Activities
Businesses acquired, net of cash acquired	—	—	(101.8)	—	(101.8)
Additions to property, plant, and equipment	(31.1)	(163.2)	(85.2)	—	(279.5)
Sales and maturities of marketable securities	10.0	—	—	—	10.0
Proceeds from disposal of property, plant, and equipment	—	0.6	10.1	—	10.7
Equity investments in subsidiaries	(108.9)	(17.1)	—	126.0	—
Repayments from (disbursements of) intercompany loans	—	9.3	(283.0)	273.7	—
Other – net	(3.2)	0.2	(6.7)	—	(9.7)
Net Cash (Used for) Provided by Investing Activities	(133.2)	(170.2)	(466.6)	399.7	(370.3)
Financing Activities
Short-term borrowing – net	248.4	—	—	—	248.4
Repayments of long-term debt	(50.0)	—	—	—	(50.0)
Quarterly dividends paid	(238.0)	—	—	—	(238.0)
Purchase of treasury shares	(508.5)	—	—	—	(508.5)
Investments in subsidiaries	—	—	126.0	(126.0)	—
Intercompany payable	273.7	—	—	(273.7)	—
Other – net	8.6	1.7	(37.7)	—	(27.4)
Net Cash (Used for) Provided by Financing Activities	(265.8)	1.7	88.3	(399.7)	(575.5)
Effect of exchange rate changes on cash	—	—	(13.1)	—	(13.1)
Net decrease in cash and cash equivalents	(101.2)	—	(1.7)	—	(102.9)
Cash and cash equivalents at beginning of year	108.0	—	148.4	—	256.4
Cash and Cash Equivalents at End of Year	$6.8	$—	$146.7	$—	$153.5

( )	Denotes use of cash